UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lubar & Co., Incorporated

Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Kuehl
Title:  Secretary
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Kuehl                    Milwaukee, WI                      2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      106,978
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


* Certain of the entries in the table include holdings previously reported by High Mountain II LLC ("High Mountain"). High Mountain was liquidated and dissolved as of December 31, 2010 and the holdings of Lubar & Co., Incorporated includ certain of the holdings formerly included on High Mountain's Form 13F reports.

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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.            COM            22765Y104 22,539,406 2,543,951 SH       DEFINED                0      X    0
Crosstex Energy, LP              COM            22765U102  5,299,891   368,048 SH       DEFINED                0      X    0
Approach Resources,  Inc.        COM            03834A103 22,160,177   959,315 SH       DEFINED                0      X    0
Marshall & Ilsley  Corp.         COM            571837103     69,200    10,000 SH       SOLE                   X      0    0
Marshall & Ilsley  Corp.         COM            571837103  4,104,141   593,084 SH       DEFINED                0      X    0
Google Inc.                      COM            38259P508    712,764     1,200 SH       DEFINED                0      X    0
Rockwell Automation  Inc.        COM            773903109    430,260     6,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.             COM            19238U107  5,800,000 1,000,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.             COM            19238U107     40,490     6,981 SH       SOLE                   X      0    0
Hallador Energy Company          COM            40609P105 29,253,306 2,788,685 SH       DEFINED                0      X    0
Weatherford                      REG            H27013103 11,400,000   500,000 SH       SOLE                   X      0    0
International Ltd.                                                                                             0      0    0
3M Company                       COM            88579Y101    250,270     2,900 SH       SOLE                   X      0    0
Abbott Laboratories              COM            002824100    111,151     2,320 SH       SOLE                   X      0    0
AstraZeneca PLC                  ADR            046353108    109,932     2,380 SH       SOLE                   X      0    0
Vodafone Group PLC               ADR            92857W209    254,509     9,467 SH       SOLE                   X      0    0
AT&T Inc.                        COM            00206R102    251,228     8,551 SH       SOLE                   X      0    0
Chevron Corporation              COM            166764100    265,629     2,911 SH       SOLE                   X      0    0
The Chubb  Corporation           COM            171232101    262,544     4,375 SH       SOLE                   X      0    0
The Coca Cola  Company           COM            191216100    270,841     4,118 SH       SOLE                   X      0    0
Colgate-Palmolive  Company       COM            194162103    265,944     3,309 SH       SOLE                   X      0    0
Du Pont E I De  Nemours & Co     COM            263534109    266,210     5,337 SH       SOLE                   X      0    0
Exelon Corporation               COM            30161N101    239,097     5,742 SH       SOLE                   X      0    0
Exxon Mobil  Corporation         COM            30231G102    281,512     3,850 SH       SOLE                   X      0    0
General Dynamics  Corporation    COM            369550108    273,977     3,861 SH       SOLE                   X      0    0
General Electric  Company        COM            369604103    254,231    13,900 SH       SOLE                   X      0    0
Illinois Tool Works  Inc.        COM            452308109    272,569     5,072 SH       SOLE                   X      0    0
Johnson & Johnson                COM            478160104    241,648     3,907 SH       SOLE                   X      0    0
Medtronic, Inc.                  COM            585055106    271,091     7,309 SH       SOLE                   X      0    0
PepsiCo, Inc.                    COM            713448108    237,969     3,616 SH       SOLE                   X      0    0
The Procter & Gamble  Company    COM            742718109    248,314     3,860 SH       SOLE                   X      0    0
United Technologies  Corporation COM            913017109    273,473     3,474 SH       SOLE                   X      0    0
Verizon  Communications  Inc.    COM            92343V104    266,704     7,454 SH       SOLE                   X      0    0


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